Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies [Abstract]
Schedule of property, plant and equipment are stated at cost less accumulated depreciation
Years
Computers and manufacturing equipment	3-7
Office furniture and equipment	17
Leasehold improvements	Shorter of economic life or lease term

Schedule of accrued warranty account
	2022	2021	2020

Balance at beginning of the year	20,758	9,879	8,930
Cost incurred	(3,220)	(5,850)	-
Expense recognized	7,511	16,729	949
Balance at end of year	25,049	20,758	9,879

Schedule of cash, cash equivalents, and restricted cash and cash equivalents
	December 31,
	2022	2021
Cash and cash equivalents	$221,961	$785
Restricted deposits	33,569	48,341

Total cash, cash equivalents and restricted deposits presented in the statements of cash flows	$255,530	$49,126